	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------------		---------------------
COMMON STOCKS - 99.04%
	Consumer Discretionary - Retailing - 6.82%
58,770	Burlington Stores, Inc. *	$ 17,132,043
130,275	CarMax, Inc. *	16,965,713
37,000	O'Reilly Automotive, Inc. *	26,130,510
48,810	Ulta Beauty, Inc. *	20,126,315
		-----------------
		80,354,581
		-----------------

	Consumer Discretionary - Services - 4.27%
4,730	Chipotle Mexican Grill, Inc. *	8,269,222
28,890	Domino's Pizza, Inc.	16,303,494
280,000	Service Corporation International	19,877,200
244,745	Wendy's Company (The)	5,837,168
		-----------------
		50,287,084
		-----------------

	Consumer Staples - Food & Staples
	Retailing - 1.70%
299,316	BJ's Wholesale Club, Inc. *	20,045,193
		-----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 2.81%
69,500	Constellation Brands, Inc. - Class A	17,442,415
248,146	Lamb Weston Holdings, Inc.	15,727,493
		-----------------
		33,169,908
		-----------------

	Financials - Banks - 4.84%
394,487	Citizens Financial Group, Inc.	18,639,511
1,155,612	First Horizon Corporation	18,871,144
350,670	Webster Financial Corporation	19,581,413
		-----------------
		57,092,068
		-----------------

	Financials - Diversified - 3.24%
160,000	Northern Trust Corporation	19,137,600
190,215	Raymond James Financial, Inc.	19,097,586
		-----------------
		38,235,186

		-------------------

	Health Care - Equipment & Services - 13.03%
37,365	Cooper Companies, Inc. (The)	15,653,693
178,330	Globus Medical, Inc. - Class A *	12,875,426
215,000	Hologic, Inc. *	16,460,400
32,500	Insulet Corporation *	8,647,275
159,688	LivaNova PLC *	13,961,522
64,940	ResMed Inc.	16,915,571
280,000	Smith & Nephew plc	9,693,600
82,515	STERIS plc	20,084,976
106,753	Tandem Diabetes Care, Inc. *	16,068,462
44,283	Teleflex Incorporated	14,546,080
34,000	Veeva Systems Inc. - Class A *	8,686,320
		------------------
		153,593,325
		------------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 7.96%
51,230	Charles River Laboratories International,
	Inc. *	19,302,439
75,840	IQVIA Holdings Inc. *	21,397,498
12,670	Mettler-Toledo International Inc. *	21,503,651
113,080	PerkinElmer, Inc.	22,735,865
395,695	Stevanato Group Societa' Per Azioni *	8,883,353
		------------------
		93,822,806
		------------------

	Industrials - Capital Goods - 16.22%
225,000	A.O. Smith Corporation	19,316,250
127,500	AMETEK, Inc.	18,747,600
263,100	Fastenal Company	16,854,186
213,765	Fortive Corporation	16,308,132
175,315	Fortune Brands Home & Security, Inc.	18,741,173
190,240	Graco Inc.	15,337,149
70,000	IDEX Corporation	16,542,400
78,000	L3Harris Technologies, Inc.	16,632,720
45,300	Lennox International Inc.	14,693,508
77,500	Nordson Corporation	19,783,425
197,737	Westinghouse Air Brake Technologies
	Corporation	18,213,555
		------------------
		191,170,098
		------------------

	Industrials - Commercial & Professional
	Services - 7.15%
240,000	IAA, Inc. *	12,148,800
141,105	Republic Services, Inc.	19,677,092
240,500	TransUnion	28,518,490
104,510	Verisk Analytics, Inc.	23,904,572
		------------------

		84,248,954
		-----------------

	Industrials - Transportation - 1.83%
60,000	Old Dominion Freight Line, Inc.	21,502,800
		-----------------

	Information Technology - Hardware &
	Equipment - 3.15%
114,885	CDW Corporation	23,526,150
31,030	Teledyne Technologies Incorporated *	13,556,697
		------------------
		37,082,847
		------------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 4.41%
227,500	Microchip Technology Incorporated	19,806,150
157,915	Power Integrations, Inc.	14,668,724
112,890	Skyworks Solutions, Inc.	17,513,755
		------------------
		51,988,629
		------------------

	Information Technology - Software &
	Services - 16.89%
358,095	Anaplan, Inc. *	16,418,656
117,500	Broadridge Financial Solutions, Inc.	21,481,350
75,100	CyberArk Software Ltd. *	13,013,328
66,065	FleetCor Technologies, Inc. *	14,787,990
48,940	Gartner, Inc. *	16,361,621
81,867	Jack Henry & Associates, Inc.	13,670,970
381,768	PagSeguro Digital Ltd. Class A *	10,009,957
46,615	Palo Alto Networks, Inc. *	25,953,367
65,000	Paylocity Holding Corporation *	15,350,400
138,785	PTC Inc. *	16,813,803
62,312	RingCentral, Inc. Class A *	11,674,153
22,000	Twilio Inc. - Class A *	5,793,480
170,485	Zendesk, Inc. *	17,779,881
		------------------
		199,108,956
		------------------

	Materials - 2.82%
93,725	AptarGroup, Inc.	11,479,438
105,000	Vulcan Materials Company	21,795,900
		------------------
		33,275,338
		------------------

	Real Estate - 1.90%
205,865	CBRE Group, Inc. *	22,338,411
		------------------

	TOTAL COMMON STOCKS
	(cost $576,549,778)	1,167,316,184
		------------------

SHORT-TERM INVESTMENTS - 0.99%
	U.S. Government Security - 0.34%
$4,000,000	U.S. Treasury Bill 01/04/2022, 0.018%	3,999,998
		------------------

	Money Market Fund - 0.65%
7,602,561	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%	7,602,561
		------------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $11,602,559)	11,602,559
		------------------

	TOTAL INVESTMENTS
	(cost $588,152,337) - 100.03%	1,178,918,743
		------------------
	LIABILITIES, NET OF OTHER ASSETS - (0.03)%	(309,301)
		------------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$1,178,609,442
		------------------
		------------------

* Non-income producing.

As of December 31, 2021, investment cost for federal tax purposes was $588,152,337 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$603,731,310
Unrealized depreciation	(12,964,904)
----------------
Net unrealized appreciation	$590,766,406
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-----------------
Level 1 -
Common Stocks(1)	$1,167,316,184
Money Market Fund	7,602,561
Level 2 -
U.S. Government Securities	3,999,998
Level 3 -
None	--
------------------
Total	$1,178,918,743
------------------
------------------

(1) See Schedule above for further detail by industry.